UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 110.8%
AUSTRALIA 1.3%
FINANCIAL—BANKS 0.4%
Australia and New Zealand Banking Group Ltd.(a)	39,961	$1,229,318

MATERIALS—METALS & MINING 0.4%
BHP Billiton Ltd.(a)	29,287	992,690

REAL ESTATE 0.5%
DIVERSIFIED 0.1%
Cromwell Property Group	153,610	136,934

INDUSTRIALS 0.4%
Goodman Group	273,594	1,203,309
TOTAL REAL ESTATE		1,340,243
TOTAL AUSTRALIA		3,562,251

BELGIUM 1.1%
CONSUMER STAPLES
Anheuser-Busch InBev NV(a)	30,300	3,191,051

BERMUDA 0.2%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(b)	47,755	688,150

BRAZIL 0.3%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	91,111	752,900

CANADA 3.0%
FINANCIAL—BANKS 0.2%
Toronto-Dominion Bank (USD)	13,400	629,130

MATERIALS—CHEMICALS 0.7%
Potash Corp. of Saskatchewan	54,300	1,964,231

PIPELINES—C-CORP 1.6%
AltaGas Ltd.	35,275	1,445,461
Enbridge	49,633	2,254,249
Inter Pipeline Ltd.	37,000	976,961
		4,676,671
TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	23,600	1,325,912
TOTAL CANADA		8,595,944

	Number of Shares	Value
FRANCE 4.3%
CONSUMER STAPLES 0.6%
Danone SA(a)	25,700	$1,815,635

CONSUMER—CYCLICAL—DIVERSIFIED 0.5%
LVMH Moet Hennessy Louis Vuitton SA(a)	7,400	1,340,970

ENERGY—OIL & GAS 0.9%
Total SA(a)	38,381	2,526,411

FINANCIAL—BANKS 0.9%
BNP Paribas(a)	33,800	2,605,950

MATERIALS—CONSTRUCTION MATERIALS 0.5%
Lafarge SA(a)	16,400	1,280,019

REAL ESTATE—DIVERSIFIED 0.3%
Gecina SA	7,013	932,081

TOLL ROADS 0.6%
Groupe Eurotunnel SA(a)	135,645	1,731,525
TOTAL FRANCE		12,232,591

GERMANY 4.8%
AUTOMOTIVE 0.9%
Bayerische Motoren Werke AG(a)	19,900	2,514,684

FINANCIAL 2.2%
BANKS 0.9%
Deutsche Bank AG(a)	56,300	2,523,284

INSURANCE 1.3%
Allianz SE(a)	22,300	3,769,116
TOTAL FINANCIAL		6,292,400

INDUSTRIALS 1.0%
AIRLINES 0.5%
Deutsche Lufthansa AG(b)	60,000	1,573,167

ELECTRICAL EQUIPMENT 0.5%
Siemens AG	9,800	1,321,653
TOTAL INDUSTRIALS		2,894,820

TECHNOLOGY—SOFTWARE 0.7%
SAP AG(a)	26,300	2,133,340
TOTAL GERMANY		13,835,244

HONG KONG 5.2%
ENERGY—OIL & GAS 0.2%
CNOOC Ltd.(a)	424,000	641,945

	Number of Shares	Value
FINANCIAL—INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	$592,292

HOTEL 0.6%
Wynn Macau Ltd.	410,000	1,698,546

INDUSTRIALS—DIVERSIFIED 1.1%
Hutchison Whampoa Ltd.(a)	228,000	3,028,919

REAL ESTATE 2.5%
DIVERSIFIED 0.7%
Hang Lung Properties Ltd.	331,000	952,805
New World Development Co., Ltd.	866,000	873,596
Sun Hung Kai Properties Ltd.	400	4,912
		1,831,313
OFFICE 0.5%
Hongkong Land Holdings Ltd. (USD)	233,598	1,513,024

RESIDENTIAL 0.9%
China Overseas Land & Investment Ltd.	490,000	1,269,989
Shimao Property Holdings Ltd.	640,000	1,408,906
		2,678,895
RETAIL 0.4%
Link REIT	250,000	1,236,008
TOTAL REAL ESTATE		7,259,240

TELECOMMUNICATION SERVICES 0.2%
China Mobile Ltd.(a)	56,500	518,751

WATER 0.4%
China Water Affairs Group Ltd.	3,682,000	1,169,602
TOTAL HONG KONG		14,909,295

IRELAND 2.2%
HEALTH CARE
HEALTHCARE PRODUCTS 0.9%
Covidien PLC (USD)(c)	34,800	2,563,368

PHARMACEUTICALS 1.3%
Actavis PLC (USD)(b),(c)	13,700	2,820,145
Perrigo Co. PLC (USD)	4,900	757,834
		3,577,979
TOTAL IRELAND		6,141,347

	Number of Shares	Value
ITALY 1.2%
ENERGY—OIL & GAS 0.7%
Eni S.p.A.(a)	72,800	$1,825,561

TOLL ROADS 0.5%
Atlantia S.p.A.	58,000	1,490,287
TOTAL ITALY		3,315,848

JAPAN 9.6%
AUTOMOTIVE 0.4%
Toyota Motor Corp.(a)	22,000	1,240,664

CONSUMER DISCRETIONARY—MEDIA 0.9%
CyberAgent(a)	70,000	2,679,603

FINANCIAL 1.7%
BANKS 0.6%
Sumitomo Mitsui Trust Holdings	353,000	1,597,164

DIVERSIFIED FINANCIAL SERVICES 0.7%
ORIX Corp.(a)	140,500	1,980,204

INSURANCE 0.4%
NKSJ Holdings(a)	46,250	1,187,442
TOTAL FINANCIAL		4,764,810

GAS DISTRIBUTION 0.3%
Tokyo Gas Co., Ltd.	192,000	973,565

HEALTH CARE—PHARMACEUTICALS 0.6%
Astellas Pharma(a)	148,500	1,763,076

INDUSTRIALS 2.6%
COMMERCIAL SERVICES & SUPPLIES 0.9%
Secom Co., Ltd.(a)	47,000	2,701,802

ELECTRICAL EQUIPMENT 1.7%
Fanuc Ltd.(a)	13,600	2,404,370
Murata Manufacturing Co., Ltd.(a)	25,600	2,419,736
		4,824,106
TOTAL INDUSTRIALS		7,525,908

RAILWAYS 0.4%
Central Japan Railway Co.(a)	8,700	1,016,255

REAL ESTATE 0.7%
DIVERSIFIED 0.4%
Tokyo Tatemono Co., Ltd.	147,000	1,259,548

	Number of Shares	Value
OFFICE 0.3%
Japan Prime Realty Investment Corp.	225	$728,763
TOTAL REAL ESTATE		1,988,311

TECHNOLOGY 1.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
Kyocera Corp.(a)	26,900	1,212,319
Sony Corp.(a)	60,500	1,152,356
		2,364,675
OFFICE ELECTRONICS 0.5%
Canon(a)	40,900	1,269,365
TOTAL TECHNOLOGY		3,634,040

TELECOMMUNICATION SERVICES 0.7%
KDDI Corp.(a)	31,600	1,834,853
TOTAL JAPAN		27,421,085

JERSEY 0.6%
CONSUMER DISCRETIONARY—MEDIA WPP PLC (GBP)	85,500	1,766,611

MEXICO 0.9%
AIRPORTS 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR(c)	17,351	1,014,860

CONSUMER—NON-CYCLICAL—RETAIL 0.3%
Wal-Mart de Mexico SA de CV	410,600	978,106

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	571,841
TOTAL MEXICO		2,564,807

NETHERLANDS 1.1%
INDUSTRIALS—AEROSPACE & DEFENSE 0.6%
Airbus Group NV	25,500	1,826,333

REAL ESTATE—RETAIL 0.5%
Corio NV	4,426	202,185
Wereldhave NV	13,978	1,189,267
		1,391,452
TOTAL NETHERLANDS		3,217,785

NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	291,105	963,105

	Number of Shares	Value
NORWAY 0.3%
REAL ESTATE—OFFICE
Norwegian Property ASA	799,348	$967,847

SINGAPORE 1.9%
REAL ESTATE—DIVERSIFIED 0.4%
Capitaland Ltd.(a)	450,000	1,036,440

TECHNOLOGY—SEMICONDUCTORS 1.5%
Avago Technologies Ltd. (USD)(c)	68,487	4,411,248
TOTAL SINGAPORE		5,447,688

SOUTH KOREA 0.4%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(c),(d)	2,000	1,258,000

SPAIN 2.0%
ELECTRIC—REGULATED ELECTRIC 0.7%
Red Electrica Corp. SA	23,134	1,881,144

FINANCIAL—BANKS 0.4%
Banco Santander Central Hispano SA	130,000	1,241,000

REAL ESTATE—DIVERSIFIED 0.2%
Lar Espana Real Estate Socimi SA(b)	48,891	699,142

TELECOMMUNICATION SERVICES 0.2%
Telefonica SA(a)	38,500	610,099

TOLL ROADS 0.5%
Ferrovial SA	62,526	1,355,423
TOTAL SPAIN		5,786,808

SWITZERLAND 5.6%
AIRPORTS 0.4%
Flughafen Zuerich AG(a)	1,929	1,241,467

CONSUMER—NON-CYCLICAL—FOOD 0.9%
Nestle SA(a)	33,020	2,485,402

FINANCIAL 1.4%
BANKS 0.4%
Credit Suisse Group AG(a)	37,073	1,199,981

INSURANCE 1.0%
Zurich Insurance Group AG(a)	8,600	2,641,187
TOTAL FINANCIAL		3,841,168

HEALTH CARE—PHARMACEUTICALS 1.3%
Novartis AG(a)	44,800	3,803,875

	Number of Shares	Value
INDUSTRIALS 1.2%
ELECTRICAL COMPONENT & EQUIPMENT 0.4%
TE Connectivity Ltd. (USD)(c)	21,364	$1,286,327

MACHINERY 0.8%
Pentair, Ltd. (USD)(c)	27,800	2,205,652
TOTAL INDUSTRIALS		3,491,979

MATERIALS—CHEMICALS 0.4%
Syngenta AG(a)	3,124	1,185,948
TOTAL SWITZERLAND		16,049,839

UNITED KINGDOM 10.1%
CONSUMER STAPLES—BEVERAGE 0.6%
Diageo PLC	54,700	1,698,932

CONSUMER—CYCLICAL—RETAIL 0.6%
Next PLC	16,800	1,848,852

CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS 0.9%
Reckitt Benckiser Group PLC(a)	32,200	2,627,680

ELECTRIC—REGULATED ELECTRIC 0.6%
National Grid PLC(a)	117,776	1,618,429

ENERGY 1.6%
INTEGRATED OIL & GAS 0.9%
Royal Dutch Shell PLC(a)	70,224	2,565,829

OIL & GAS EQUIPMENT & SERVICES 0.7%
Ensco PLC, Class A (USD)(a)	39,000	2,058,420
TOTAL ENERGY		4,624,249

FINANCIAL—BANKS 1.5%
Barclays PLC(a)	535,900	2,085,445
HSBC Holdings PLC(a)	220,166	2,229,272
		4,314,717
HEALTH CARE—PHARMACEUTICALS 1.5%
GlaxoSmithKline PLC(a)	162,800	4,341,116

INDUSTRIALS—AEROSPACE & DEFENSE 0.9%
EasyJet PLC(a)	85,372	2,443,262

INSURANCE—LIFE/HEALTH INSURANCE 0.4%
St. James’s Place PLC	91,436	1,260,002

	Number of Shares	Value
PIPELINES—MLP 0.4%
Seadrill Partners LLC (USD)	41,337	$1,240,110

REAL ESTATE 1.1%
DIVERSIFIED 0.2%
Helical Bar PLC	85,075	530,100

RETAIL 0.5%
Hammerson PLC	138,016	1,275,921

SELF STORAGE 0.4%
Big Yellow Group PLC	136,977	1,248,121
TOTAL REAL ESTATE		3,054,142
TOTAL UNITED KINGDOM		29,071,491

UNITED STATES 54.4%
AUTOMOTIVE 0.4%
Ford Motor Co.(a)	80,800	1,260,480

COMMUNICATIONS—TOWERS 1.7%
American Tower Corp.(c)	29,078	2,380,616
Crown Castle International Corp.(c)	22,404	1,652,967
SBA Communications Corp., Class A(b)	7,978	725,679
		4,759,262
CONSUMER DISCRETIONARY—HOTELS, RESTAURANTS & LEISURE 0.9%
Las Vegas Sands Corp.(c)	31,000	2,504,180

CONSUMER—CYCLICAL 4.9%
AIRLINES 0.8%
Alaska Air Group(a)	24,000	2,239,440

APPAREL 0.9%
Hanesbrands	17,500	1,338,400
VF Corp.(c)	20,000	1,237,600
		2,576,000
AUTOMOBILES 0.4%
Harley-Davidson(c)	18,700	1,245,607

HOME BUILDERS 0.7%
D.R. Horton(a)	89,400	1,935,510

MEDIA 1.1%
The Walt Disney Co.(a)	37,800	3,026,646

	Number of Shares	Value
RESTAURANT 0.6%
Starbucks Corp.(a)	23,000	$1,687,740

RETAIL 0.4%
Ross Stores(a)	16,800	1,202,040
TOTAL CONSUMER—CYCLICAL		13,912,983

CONSUMER—NON-CYCLICAL 2.4%
FOOD PRODUCTS 1.2%
Tyson Foods, Class A(a)	75,300	3,313,953

RETAIL 1.2%
Costco Wholesale Corp.(c)	13,900	1,552,352
CVS Caremark Corp.(a)	26,800	2,006,248
		3,558,600
TOTAL CONSUMER—NON-CYCLICAL		6,872,553

ELECTRIC—REGULATED ELECTRIC 0.6%
CMS Energy Corp.	31,522	922,964
PG&E Corp.(a),(c)	19,531	843,739
		1,766,703
ENERGY 5.4%
OIL & GAS 4.3%
Anadarko Petroleum Corp.(c)	24,837	2,105,184
Devon Energy Corp.	18,700	1,251,591
EOG Resources(c)	16,200	3,177,954
Exxon Mobil Corp.(a)	59,047	5,767,711
		12,302,440

OIL & GAS SERVICES 1.1%
Helmerich & Payne(c)	12,300	1,322,988
Marathon Petroleum Corp.	8,000	696,320
Schlumberger Ltd.(c)	13,298	1,296,555
		3,315,863
TOTAL ENERGY		15,618,303

FINANCIAL 8.4%
BANKS 2.4%
Bank of America Corp.(a)	179,400	3,085,680
Comerica(a)	24,800	1,284,640

	Number of Shares	Value
Wells Fargo & Co.(a)	53,087	$2,640,547
		7,010,867

CREDIT CARD 0.5%
American Express Co.(a)	14,700	1,323,441

DIVERSIFIED FINANCIAL SERVICES 4.5%
Ameriprise Financial(a)	23,000	2,531,610
BlackRock(c)	5,823	1,831,217
Capital One Financial Corp.(c)	16,600	1,280,856
Citigroup(a)	51,811	2,466,203
JPMorgan Chase & Co.(a)	57,394	3,484,390
Morgan Stanley	40,700	1,268,619
		12,862,895
INSURANCE 1.0%
American International Group(a)	37,076	1,854,171
Prudential Financial(c)	13,700	1,159,705
		3,013,876
TOTAL FINANCIAL		24,211,079

GAS DISTRIBUTION 0.7%
Sempra Energy(a),(c)	21,626	2,092,532

HEALTH CARE 3.7%
BIOTECHNOLOGY 0.9%
Amgen(a)	10,700	1,319,738
Gilead Sciences(b)	17,400	1,232,964
		2,552,702
HEALTH CARE PROVIDERS & SERVICES 1.6%
Aetna	8,700	652,239
Cigna Corp.(c)	30,800	2,578,884
Universal Health Services, Class B	14,700	1,206,429
		4,437,552
HEALTHCARE PRODUCTS 0.8%
Thermo Fisher Scientific(a)	19,419	2,334,941

PHARMACEUTICALS 0.4%
Pfizer(a)	38,784	1,245,742
TOTAL HEALTH CARE		10,570,937

	Number of Shares	Value
INDUSTRIALS 4.6%
AEROSPACE & DEFENSE 1.1%
Triumph Group	18,000	$1,162,440
United Technologies Corp.(a)	16,973	1,983,125
		3,145,565
AUTO MANUFACTURERS 0.5%
PACCAR	23,500	1,584,840

BUILDING PRODUCTS 0.5%
Eagle Materials(a)	14,823	1,314,207

DIVERSIFIED MANUFACTURING 1.4%
General Electric Co.(a)	67,230	1,740,585
Owens Corning(a)	28,200	1,217,394
WW Grainger(c)	4,400	1,111,704
		4,069,683
MACHINERY 0.4%
SPX Corp.	12,064	1,186,012

ROAD & RAIL 0.7%
CSX Corp.(c)	69,700	2,019,209
TOTAL INDUSTRIALS		13,319,516

MATERIALS—CHEMICALS 2.0%
Eastman Chemical Co.(c)	21,400	1,844,894
Ecolab	11,800	1,274,282
Monsanto Co.(a)	22,100	2,514,317
		5,633,493
PIPELINES 3.7%
PIPELINES—C-CORP 1.6%
Plains GP Holdings LP, Class A	38,857	1,087,219
SemGroup Corp., Class A(c)	26,032	1,709,782
Williams Cos. (The)(c)	40,382	1,638,701
		4,435,702
PIPELINES—MLP 2.1%
Access Midstream Partners LP	14,944	860,027
Energy Transfer Equity LP(c)	28,559	1,335,133
EQT Midstream Partners LP(c)	24,396	1,715,771
NGL Energy Partners LP	27,209	1,021,154
Summit Midstream Partners LP	16,016	689,168

	Number of Shares	Value
Valero Energy Partners LP	12,540	$496,459
		6,117,712
TOTAL PIPELINES		10,553,414

REAL ESTATE 3.4%
DIVERSIFIED 0.5%
Forest City Enterprises, Class A(a),(b)	79,907	1,526,224

INDUSTRIALS 0.2%
First Industrial Realty Trust	33,038	638,294

OFFICE 1.1%
Corporate Office Properties Trust	35,248	939,007
Kilroy Realty Corp.	8,283	485,218
Parkway Properties	47,534	867,495
PS Business Parks	10,792	902,427
		3,194,147
RESIDENTIAL—APARTMENT 0.3%
Equity Residential(c)	15,045	872,460

SELF STORAGE 0.5%
Extra Space Storage	30,263	1,468,058

SHOPPING CENTERS—REGIONAL MALL 0.4%
Glimcher Realty Trust(c)	96,558	968,477

SPECIALTY 0.4%
Digital Realty Trust	20,674	1,097,376
TOTAL REAL ESTATE		9,765,036

SHIPPING 0.6%
Teekay Corp. (Marshall Islands)(c)	29,804	1,676,177

TECHNOLOGY 11.0%
COMPUTERS 3.3%
Apple(a)	11,511	6,178,414
Hewlett-Packard Co.(a),(c)	102,500	3,316,900
		9,495,314
COMPUTERS & PERIPHERALS 1.8%
NetApp(a)	49,500	1,826,550
NVIDIA Corp.(c)	138,200	2,475,162
Western Digital Corp.	10,200	936,564
		5,238,276

	Number of Shares	Value
INTERNET SERVICE PROVIDER 1.1%
Google(a),(b),(c)	1,900	$2,117,569
Yahoo!(b)	30,000	1,077,000
		3,194,569
SEMICONDUCTORS 2.1%
Broadcom Corp., Class A(a)	114,900	3,617,052
SanDisk Corp.(c)	30,053	2,440,003
		6,057,055
SERVICES 1.1%
Vantiv(b),(c)	58,700	1,773,914
Visa, Class A(a)	5,500	1,187,230
		2,961,144
SOFTWARE 1.6%
Citrix Systems(a),(b)	80,400	4,617,372
TOTAL TECHNOLOGY		31,563,730
TOTAL UNITED STATES		156,080,378
TOTAL COMMON STOCK (Identified cost—$258,948,281)		317,820,065

CLOSED-END FUNDS—UNITED STATES 5.7%
COVERED CALL 1.3%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	76,038	1,079,740
Eaton Vance Tax-Managed Diversified Equity Income Fund	90,673	1,011,004
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	30,899	373,878
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	107,975	1,090,547
		3,555,169
ENERGY/ RESOURCES 0.1%
Market Vectors Oil Service ETF(c)	6,280	316,072

EQUITY TAX—ADVANTAGED 1.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	50,192	986,775
Eaton Vance Tax-Advantaged Global Dividend Income Fund	21,589	362,047
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	13,323	322,417
Gabelli Dividend & Income Trust(a)	48,622	1,068,225

	Number of Shares	Value
John Hancock Tax-Advantaged Dividend Income Fund	36,580	$728,674
		3,468,138
GLOBAL HYBRID (GROWTH & INCOME) 0.1%
Clough Global Opportunities Fund	18,300	232,959

HIGH YIELD 0.1%
New America High Income Fund(c)	29,144	285,903

INVESTMENT GRADE 0.1%
PIMCO Corporate and Income Opportunity Fund	17,379	313,865

MASTER LIMITED PARTNERSHIPS 0.8%
First Trust Energy Income and Growth Fund	21,794	713,754
First Trust MLP and Energy Income Fund	21,060	416,777
Kayne Anderson Energy Total Return Fund	15,490	423,032
Kayne Anderson Midsteam/Energy Fund	7,228	245,318
Nuveen Energy MLP Total Return Fund(c)	18,376	352,819
		2,151,700
MULTI-SECTOR 1.2%
AllianzGI Convertible & Income Fund	63,892	655,532
AllianzGI Convertible & Income Fund II	64,587	635,536
PIMCO Dynamic Credit Income Fund(c)	16,021	362,075
PIMCO Dynamic Income Fund(c)	20,594	624,410
PIMCO Income Opportunity Fund(c)	24,862	701,854
PIMCO Income Strategy Fund II(c)	45,557	473,793
		3,453,200
MUNICIPAL 0.1%
PIMCO Municipal Income Fund II	26,325	305,107

PREFERRED 0.4%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund(c)	15,810	304,026
Nuveen Preferred Income Opportunities Fund(c)	78,977	733,696
		1,037,722
REAL ESTATE 0.1%
Alpine Global Premier Properties Fund	52,880	372,804

U.S. GENERAL EQUITY 0.1%
Royce Global Value Trust(c)	23,172	364,495

U.S. HYBRID (GROWTH & INCOME) 0.1%
Guggenheim Strategic Opportunities Fund(a),(c)	17,656	374,131

	Number of Shares	Value
TOTAL CLOSED-END FUNDS (Identified cost—$15,403,599)		$16,231,265

PREFERRED SECURITIES—$25 PAR VALUE 2.2%
UNITED KINGDOM 1.0%
BANKS—FOREIGN
Barclays Bank PLC, 7.10%, Series III (USD)	40,000	1,026,800
National Westminster Bank PLC, 7.76%, Series C (USD)	40,000	1,023,600
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	40,000	890,000
		2,940,400
UNITED STATES 1.2%
INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10%, Series II	40,000	1,070,800

REAL ESTATE—DIVERSIFIED 0.8%
American Realty Capital Properties, 6.70%, Series F(c)	70,000	1,593,900
Colony Financial, 8.50%, Series A(a)	28,000	726,040
		2,319,940
TOTAL UNITED STATES		3,390,740
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,092,737)		6,331,140

PREFERRED SECURITIES—CAPITAL SECURITIES 4.5%
FRANCE 0.5%
BANKS—FOREIGN
Credit Agricole SA, 7.875%, 144A (USD)(d)	1,250,000	1,321,875

GERMANY 0.6%
BANKS—FOREIGN
Commerzbank AG, 8.125%, due 9/19/23, 144A (USD)(d)	1,600,000	1,838,000

IRELAND 0.3%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A (EUR)(d)	300,000	450,739
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	300,000	452,877
TOTAL IRELAND		903,616

SPAIN 0.4%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)(e)	1,000,000	1,085,938

SWITZERLAND 0.9%
BANKS—FOREIGN 0.4%
Credit Suisse Group AG, 7.50%, 144A (USD)(d)	977,000	1,062,497

	Number of Shares	Value
INSURANCE—REINSURANCE—FOREIGN 0.5%
Aquarius + Investments PLC, 8.25% (USD)	1,310,000	$1,457,375
TOTAL SWITZERLAND		2,519,872

UNITED KINGDOM 1.2%
BANKS—FOREIGN
Barclays PLC, 8.00% (EUR)	750,000	1,090,065
Barclays PLC, 8.25% (USD)	1,000,000	1,051,860
Nationwide Building Society, 6.875%, Series EMTN	800,000	1,332,387
TOTAL UNITED KINGDOM		3,474,312

UNITED STATES 0.6%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(d)	1,500	1,840,313
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$12,097,234)		12,983,926

	Principal Amount
CORPORATE BOND—UNITED STATES 0.6%
INSURANCE—PROPERTY CASUALTY
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)	$1,500,000	1,639,314
TOTAL CORPORATE BONDS (Identified cost—$1,342,534)		1,639,314

	Number of Rights
RIGHTS—HONG KONG 0.0%
REAL ESTATE—DIVERSIFIED
New World Development Co., Ltd.(b),(e)	288,667	59,546
TOTAL RIGHTS (Identified cost—$0)		59,546

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)		900,000	$900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$900,000)			900,000

TOTAL INVESTMENTS (Identified cost—$294,784,385)	124.1%		355,965,256

WRITTEN CALL OPTIONS	(0.5)		(1,432,554)

LIABILITIES IN EXCESS OF OTHER ASSETS	(23.6)		(67,686,200)

NET ASSETS (Equivalent to $12.45 per share based on 23,032,573 shares of common stock outstanding)	100.0%		$286,846,502

		Number of Contracts
WRITTEN CALL OPTIONS—UNITED STATES (0.5)%
S&P 500 Index, USD Strike Price 1,880, 4/19/14		1,018	$(1,316,274)
S&P 500 Index, USD Strike Price 1,885, 4/19/14		114	(116,280)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$2,186,124)			$(1,432,554)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	Great British Pound
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)              All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $141,170,154  in aggregate has been pledged as collateral.

(b)              Non-income producing security.

(c)               All or a portion of the security is pledged in connection with written option contracts: $61,891,987 in aggregate has been pledged as collateral.

(d)              Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)               Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund.

(f)                Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	13.7
Technology (Common)	12.1
Industrials (Common)	9.7
Real Estate (Common)	8.2
Health Care (Common)	7.5
Energy (Common)	7.1
Consumer—Cyclical (Common)	4.8
Pipelines (Common)	4.6
Closed-End Funds	4.6
Consumer—Non-Cyclical (Common)	3.6
Banks—Foreign (Preferred)	3.5
Materials (Common)	3.1
Consumer Discretionary (Common)	1.9
Consumer Staples (Common)	1.9
Electric (Common)	1.7
Automotive (Common)	1.4
Communications (Common)	1.3
Toll Roads (Common)	1.3
Telecommunication Services (Common)	1.0
Airports (Common)	0.9
Gas Distribution (Common)	0.9
Real Estate (Preferred)	0.6
Integrated Telecommunications Services (Preferred)	0.5
Hotel (Common)	0.5
Shipping (Common)	0.5
Insurance (Corporate Bonds)	0.5
Other	0.4
Insurance (Preferred)	0.4
Transport—Rail (Common)	0.4
Insurance (Common)	0.3
Water (Common)	0.3
Industrials (Preferred)	0.3
Railways (Common)	0.3
Finance (Preferred)	0.2
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. As of March 31, 2014, there were $112,936,994 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Common Stock - Australia	$3,562,251	$—	$3,562,251	$—
Common Stock - Begium	3,191,051	—	3,191,051	—
Common Stock - France	12,232,591	—	12,232,591	—
Common Stock - Germany	13,835,244	—	13,835,244	—
Common Stock - Hong Kong	14,909,295	—	14,909,295	—
Common Stock - Italy	3,315,848	—	3,315,848	—
Common Stock - Japan	27,421,085	—	27,421,085	—
Common Stock - Jersey	1,766,611	—	1,766,611	—
Common Stock - Netherlands	3,217,785	—	3,217,785	—
Common Stock - New Zealand	963,105	—	963,105	—
Common Stock - Singapore	5,447,688	4,411,248	1,036,440	—
Common Stock - Spain	5,786,808	699,142	5,087,666	—
Common Stock - Switzerland	16,049,839	3,491,979	12,557,860	—
Common Stock - United Kingdom	29,071,491	3,828,630	25,242,861	—
Common Stock - Other Countries	177,049,373	177,049,373	—	—
Closed-End Funds	16,231,265	16,231,265	—	—
Preferred Securities - $25 Par Value	6,331,140	6,331,140	—	—
Preferred Securities - Capital Securities	12,983,926	—	12,983,926	—
Corporate Bonds	1,698,860	—	1,698,860	—
Money Market Funds	900,000	—	900,000	—
Total Investments(a)	$355,965,256	$212,042,777	$143,922,479	$—
Written Call Options	$(1,432,554)	$(1,432,554)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(1,432,554)	$(1,432,554)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 31, 2014 were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	1,305	$1,988,088
Options written	3,449	6,314,035
Options expired	(357)	(597,210)
Options terminated in closing transactions	(1,466)	(2,182,524)
Options exercised	(1,799)	(3,336,265)
Options outstanding at March 31, 2014	1,132	$2,186,124

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$294,784,385
Gross unrealized appreciation	$65,540,150
Gross unrealized depreciation	(4,359,279)
Net unrealized appreciation	$61,180,871

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014